NOTES PAYABLE (Details Narrative) - USD ($)													12 Months Ended
	Nov. 30, 2022	Sep. 02, 2022	Mar. 07, 2022	Dec. 20, 2021	Jan. 15, 2021	Apr. 15, 2020	Apr. 09, 2020	Jan. 11, 2019	Nov. 05, 2018	Aug. 10, 2018	Mar. 29, 2018	Mar. 02, 2018	Dec. 31, 2021	Sep. 30, 2022	Feb. 08, 2022	Dec. 31, 2020	Aug. 25, 2020	May 27, 2020	May 05, 2020	Oct. 31, 2011
Short-Term Debt [Line Items]
Notes payable													$ 1,309,461	$ 19,025,206		$ 1,250,014
Proceeds from loans													2,650,000
Soccer America [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount			$ 100,000											100,000
Debt instrument interest percentage			2.75%
Debt instrument maturity date			Jun. 15, 2050
Debt Instrument, Periodic Payment			$ 641
I T A [Member] | Unsecured Debt [Member] | SBA [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount													149,169	149,169				$ 149,900
Debt instrument interest percentage																		3.75%
N V L [Member] | Unsecured Debt [Member] | SBA [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount													113,400	149,169			$ 113,400
Debt instrument interest percentage																	3.75%
Term Loan Commitment [Member]
Short-Term Debt [Line Items]
Notes payable													91,758			169,208
Debt instrument, face amount								$ 300,000
Debt instrument term								3 years
Debt instrument interest percentage								8.50%
Loan note [Member]
Short-Term Debt [Line Items]
Notes payable													434,560	412,637		464,560
Debt instrument, face amount																				$ 735,714
Net profit percentage																				25.00%
Debt instrument, annual principal payment																				$ 30,000
Unsecured Promissory Note One [Member] | Joseph B. Frost [Member]
Short-Term Debt [Line Items]
Notes payable												$ 40,000
Debt instrument term												1 year
Debt instrument interest percentage												20.00%
Unsecured Promissory Note Two [Member] | Joseph B. Frost [Member]
Short-Term Debt [Line Items]
Notes payable										$ 13,000
Debt instrument term										6 months
Debt instrument interest percentage										20.00%
Unsecured Promissory Note Three [Member] | Joseph B. Frost [Member]
Short-Term Debt [Line Items]
Notes payable									$ 500
Debt instrument term									6 months
Debt instrument interest percentage									8.00%
Unsecured Promissory Note Four [Member] | Robert Kanuth [Member]
Short-Term Debt [Line Items]
Notes payable							$ 1,500
Debt instrument term							1 year
Debt instrument interest percentage							8.00%
Unsecured Promissory Note Five [Member] | Robert Kanuth [Member]
Short-Term Debt [Line Items]
Notes payable						$ 4,200
Debt instrument term						1 year
Debt instrument interest percentage						8.00%
Grand Slam Partners [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																				$ 735,714
Paycheck Protection Program C A R E S Act [Member]
Short-Term Debt [Line Items]
Notes payable													20,800	0					$ 20,800
Unsecured Loan Agreement [Member] | Trident Water [Member] | FVP Servicing [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount				$ 500,000									$ 500,000	3,250,000
Debt instrument interest percentage				12.00%
Debt instrument maturity date				Dec. 20, 2023									Dec. 20, 2023
First Amendment To Loan Agreement [Member] | FVP Servicing [Member]
Short-Term Debt [Line Items]
Notes payable															$ 100,000
Loan Agreement [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount		$ 15,000,000												$ 15,000,000
Debt instrument interest percentage		13.00%
Debt instrument maturity date		Sep. 02, 2025
Stock Issued During Period, Shares, Restricted Stock Award, Gross		102,754,802
Loan Agreement [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date	Nov. 30, 2022
Short term borrowings	$ 3,250,000
Loan Agreement [Member] | Interest Rate Floor [Member]
Short-Term Debt [Line Items]
Debt instrument interest percentage		2.00%
Credit Agreement [Member]
Short-Term Debt [Line Items]
Debt instrument term					24 months
Debt instrument interest percentage													12.00%
Line of Credit Facility, Maximum Borrowing Capacity								$ 200,000
Line of Credit Facility, Commitment Fee Amount													$ 200,000
Notes and Loans Payable, Current													$ 0			$ 200,000
Unsecured Loan Commitment [Member] | C M A [Member] | Amigh LLC [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount											$ 80,000
Debt instrument term											3 years